Employee Benefit Plan, Statement of Net Asset Available for Benefit (Statement) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Investment at Fair Value	$ 62,691,841	$ 49,982,331
EBP, Employer Contribution, Receivable	670,933	309,277
EBP, Note Receivable from Participant	436,295	309,976
EBP, Receivable	1,107,228	619,253
EBP, Net Asset Available for Benefit	$ 63,799,069	$ 50,601,584